Nature of Operations and Business Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Nature of Operations and Business Activities

1. Nature of Operations and Business Activities

Nature of Operations

Emerald Bioscience, Inc. (the “Company”) was initially incorporated in Nevada on March 16, 2011 as Load Guard Logistics, Inc. On October 31, 2014, the Company closed a reverse merger transaction (the “Merger”) pursuant to which Nemus, a California corporation (“Nemus Sub”), became the Company’s wholly-owned subsidiary, and the Company assumed the operations of Nemus Sub. Nemus Sub was incorporated in the State of California on July 17, 2012. On November 3, 2014, the Company changed its name to Nemus Bioscience, Inc. by merging with Nemus Sub.

In January 2018, the Company entered into a securities purchase agreement with Emerald Health Sciences, Inc. (“Emerald Health Sciences”), pursuant to which Emerald Health Sciences purchased a majority of the equity interest in the Company, resulting in a change in control (the “Emerald Financing”). As part of the transaction, the Company’s Board members, with the exception of Dr. Brian Murphy, the Company’s CEO/CMO, tendered their resignation and Emerald Health Sciences appointed two new nominees to the Board. Later, in October 2018, the Board appointed Dr. Avtar Dhillon, the Chairman, Chief Executive Officer and President of Emerald Health Sciences, as the Executive Chairman of the Company’s Board.

On February 11, 2019, the Company’s Board of Directors (the “Board”) and majority stockholder unanimously approved an amendment to the Company’s articles of incorporation to change the name of the Company to Emerald Bioscience, Inc. Effective March 25, 2019, the Company filed a Certificate of Amendment with the Nevada Secretary of State changing the Company’s name to Emerald Bioscience, Inc.

In August 2019, the Company formed a new subsidiary in Australia, EMBI Australia Pty Ltd., an Australian proprietary limited company (“EMBI Australia”), in order to qualify for the Australian government’s research and development tax credit for research and development dollars spent in Australia. The primary purpose of EMBI Australia is to conduct clinical trials for the Company’s product candidates.

On December 17, 2019, Dr. Avtar Dhillon resigned as the Chairman of the Company’s Board and the Company entered into a Board Observer Agreement with Emerald Health Sciences. Refer to Note 7 - Related Party Matters for additional information.

The Company is a biopharmaceutical company located in Long Beach, California that plans to research, develop and commercialize therapeutics derived from cannabinoids through several license agreements with the University of Mississippi (“UM”). UM is the only entity federally permitted and licensed to cultivate cannabis for research purposes in the United States.

As of March 31, 2020, the Company has devoted substantially all its efforts to securing product licenses, carrying out research and development, building infrastructure and raising capital. The Company has not yet realized revenue from its planned principal operations and is a number of years from potentially being able to do so.

Liquidity and Going Concern

The Company has incurred operating losses and negative cash flows from operations since inception and as of March 31, 2020, had an accumulated deficit of $34,514,942, a stockholders’ deficit of $1,702,897 and a working capital deficit of $995,853. The Company anticipates that it will continue to incur operating losses and negative cash flows from operations into the foreseeable future in order to advance and develop a number of potential drug candidates into preclinical and clinical development activities and support its corporate infrastructure which includes the costs associated with being a public company. As of March 31, 2020, the Company had unrestricted cash in the amount of $563,864 as compared to $1,829,977 as of December 31, 2019. As of the date of this filing the Company’s unrestricted cash position has decreased further to $228,000 plus an additional $87,000 of restricted cash including $82,000 of remaining funds from a recently funded Paycheck Protection Program Promissory Note (the “PPP Note”) as discussed below.

As the Company approaches its first clinical trial, it expects to ramp up research and development spending and projects to increase cash used in operating activities. However, based on the Company’s current cash position and expected cash requirements, without obtaining additional funding during the second quarter of 2020, management believes that the Company will not have enough funds to meet its current obligations or commence clinical studies. These conditions give rise to substantial doubt as to the Company’s ability to continue as a going concern. The accompanying Condensed Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s continued existence is dependent on its ability to raise sufficient additional funding to cover operating expenses and to invest in research and development activities. On October 5, 2018, the Company entered into a Multi-Draw Credit Agreement (the “Credit Agreement”) with Emerald Health Sciences (See Note 4).

On April 29, 2020, the Company entered into an Amended and Restated Multi-Draw Credit Agreement (the “Amended Credit Agreement”) with Emerald Health Sciences, which amends and restates the Credit Agreement. The Amended Credit Agreement provides for a credit facility in the principal amount of up to $20,000,000, which includes, without limitation, the advances totaling $6,000,000 that were granted prior to the amendment and advances of at least $150,000 for each of May, June and July 2020.

Prior to the date of the Amended Credit Agreement, the Company had made three drawdowns in an aggregate principal amount of $6,000,000, and had issued to Emerald Health Sciences warrants to purchase an aggregate of 7,500,000 shares of common stock of the Company at an exercise price of $0.50 per share of Common Stock, in accordance with the terms of the Credit Agreement.

Immediately upon entering into the Amended Credit Agreement, the Company effected a fourth advance in the amount of $150,000. The advance bears an interest at 7% per annum and matures on October 5, 2022. The Company intends to use the net proceeds of the advance for general corporate and working capital purposes. The Lender has elected that the fourth advance will not be convertible into shares of Common Stock and gave notice to the Company that no warrant will be issued in connection with the advance at this time.

On April 22, 2020, the Company entered into a Paycheck Protection Program Promissory Note (the “PPP Note”) in the principal amount of $116,700 (the “PPP Loan”) from City National Bank (the “PPP Loan Lender”). The PPP Loan was obtained pursuant to the Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) administered by the U.S. Small Business Administration (“SBA”). Funds from the PPP Loan may only be used by the Company for payroll costs, costs for continuing group healthcare benefits, mortgage interest payments, rent, utility and interest on any other debt obligations that were incurred before February 15, 2020. All or a portion of principal of the PPP Loan may be forgiven by the SBA and the PPP Loan Lender upon application by the Company within 60 days but not later than 120 days after loan approval and upon documentation of expenditures in accordance with the SBA requirements.

The Company plans to continue to pursue funding through public or private equity or debt financings, licensing arrangements, asset sales, government grants or other arrangements. However, the Company cannot provide any assurances that such additional funds will be available on reasonable terms, or at all. If the Company raises additional funds by issuing equity securities, substantial dilution to existing stockholders would result.

Effective March 23, 2020, the Company approved a plan to defer up to 50% of the members of senior management’s compensation indefinitely. Certain members of senior management have accepted the plan and the aggregate deferred compensation, together with a retention bonus of 10% of the amount being deferred will be payable to senior management when decided by the Board. Effective March 30, 2020, the Directors of the Company entered into agreements to defer payment of 100% of their Board of Director and committee fees indefinitely. The accrued fees, plus a 10% bonus of such accrued fees will be payable to the members of the Board within 30 days of the Board of Directors determining that the Company has been sufficiently financed to make such payments. These measures, in conjunction with management’s plan to negotiate extended payment terms with its vendors and service providers and delay development work in conjunction with pushing back the initiation of its first-in-human studies of the lead drug candidate, NB1111, to the 2021 timeframe, is intended to slow cash burn. The Company’s Board plans on further assessing the financial condition of the Company to determine what additional measures, if any, will be implemented. If the Company is unable to secure adequate additional funding, the Company may be forced to reduce spending further, liquidate assets where possible, suspend or curtail planned programs or cease operations.

In December 2019, a novel strain of coronavirus (“COVID-19”) emerged in Wuhan, China. Since then, it has spread to the United States and infections have been reported around the world. On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 as a global pandemic, which continues to spread throughout the United States, Australia and around the world, where the Company has operations and conducts laboratory research and clinical studies. In response to the outbreak, federal and state authorities in the United States have introduced various recommendations and measures to try to limit the pandemic, including travel restrictions, border closures, nonessential business closures, quarantines, self-isolations, shelters-in-place and social distancing. The COVID-19 outbreak and the response of governmental authorities to try to limit it are having a significant impact on the private sector and individuals, including unprecedented business, employment and significant economic disruptions to the global financial markets. These disruptions are likely to impact the Company’s ability to raise additional capital and obtain the necessary funds.

Notably, the Company relies on third-party manufacturers to produce its product candidates. The manufacturing of the active pharmaceutical ingredient of NB1111 is conducted in the United States. Formulation of the eye drop for testing is also performed in the United States but can rely on regulatory-accepted excipients that can be sourced from countries outside the United States, such as China. In lieu of the recent pandemic of a COVID-19, there could possibly be an impact on sourcing materials that are part of the eye drop formulation, as well as impacting volunteer and/or patient recruitment in Australia for clinical studies. Therefore, the Company has shifted its first-in-human studies of NB1111 from the second half of 2020, to the 2021 timeframe.

After considering the plans to alleviate substantial doubt, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

1. Nature of Operations and Business Activities

Nature of Operations

Emerald Bioscience, Inc. (the “Company”) was initially incorporated in Nevada on March 16, 2011 as Load Guard Logistics, Inc. On October 31, 2014, the Company closed a reverse merger transaction (the “Merger”) pursuant to which Nemus, a California corporation (“Nemus Sub”), became the Company’s wholly-owned subsidiary, and the Company assumed the operations of Nemus Sub. Nemus Sub was incorporated in the State of California on July 17, 2012. On November 3, 2014, the Company changed its name to Nemus Bioscience, Inc. by merging with Nemus Sub.

In January 2018, the Company entered into a securities purchase agreement with Emerald Health Sciences, Inc. (“Emerald Health Sciences”) discussed in Note 5, pursuant to which Emerald Health Sciences purchased a majority of the equity interest in the Company, resulting in a change in control. As part of the transaction, the Company’s Board members, with the exception of Dr. Brian Murphy, the Company’s CEO/CMO, tendered their resignation and Emerald Health Sciences appointed two new nominees to the Board. Later, in October 2018, the Board appointed Dr. Avtar Dhillon, the Chairman, Chief Executive Officer and President of Emerald Health Sciences, as the Executive Chairman of the Company’s Board.

On February 11, 2019, the Company’s Board of Directors (the “Board”) and majority stockholder unanimously approved an amendment to the Company’s articles of incorporation to change the name of the Company to Emerald Bioscience, Inc. Effective March 25, 2019, the Company filed a Certificate of Amendment with the Nevada Secretary of State changing the Company’s name to Emerald Bioscience, Inc.

In August 2019, the Company formed a new subsidiary in Australia, EMBI Australia Pty Ltd., an Australian proprietary limited company (“EMBI Australia”), in order to qualify for the Australian government’s research and development tax credit for research and development dollars spent in Australia. The primary purpose of EMBI Australia is to conduct clinical trials for the Company’s product candidates.

On December 17, 2019, Dr. Avtar Dhillon resigned as the Chairman of the Company’s Board and the Company entered into a Board Observer Agreement with Emerald Health Sciences. Refer to Note 11 - Related Party Matters for additional information.

The Company is a biopharmaceutical company located in Long Beach, California that plans to research, develop and commercialize therapeutics derived from cannabinoids through several license agreements with the University of Mississippi (“UM”). UM is the only entity federally permitted and licensed to cultivate cannabis for research purposes in the United States.

As of December 31, 2019, the Company has devoted substantially all its efforts to securing product licenses, carrying out research and development, building infrastructure and raising capital. The Company has not yet realized revenue from its planned principal operations and is a number of years from potentially being able to do so.

Liquidity and Going Concern

The Company has incurred operating losses and negative cash flows from operations since inception and as of December 31, 2019, had an accumulated deficit of $32,173,282. The Company anticipates that it will continue to incur operating losses into the foreseeable future in order to advance and develop a number of potential drug candidates into preclinical and clinical development activities and support its corporate infrastructure which includes the costs associated with being a public company. As of December 31, 2019 and filing date of our 2019 Annual Report on Form 10K, the Company had cash in the amount of $1,829,977 and approximately $667,000, respectively.

During the year ended December 31, 2019, the Company received net cash proceeds of $3,990,699 from the Credit Agreement (defined below) with Emerald Health Sciences and raised $1,919,372 in net proceeds pursuant to the sale of common stock and warrants under a registered direct offering. However, the Company’s cash flows from its financing efforts have been offset by cash used in operating activities of $6,027,941 for the year ended December 31, 2019. As the Company approaches its first clinical trial, it expects to ramp up research and development spending and projects to increase cash used in operating activities. However, based on the Company’s current cash position and expected cash requirements, without obtaining additional funding in the second quarter of 2020, management believes that the Company will not have enough funds to meet its obligations. These conditions give rise to substantial doubt as to the Company’s ability to continue as a going concern. The accompanying Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s continued existence is dependent on its ability to raise sufficient additional funding to cover operating expenses and to invest in research and development activities. On October 5, 2018, the Company entered into a Multi-Draw Credit Agreement (the “Credit Agreement”) with Emerald Health Sciences (See Note 4). As of December 31, 2019, under the Credit Agreement, the Company may draw down up to the remaining amount under the Credit Agreement of $14,000,000 from time to time in principal amounts of at least $250,000. The drawdowns are subject to approval by the Company’s Board, which is controlled by the directors of Emerald Health Sciences. We do not consider the facility available until advance requests are approved, drawn down and funded. The Credit Agreement is still in place, however, there is no guarantee of continued funding.

The Company plans to continue to pursue funding through public or private equity or debt financings, licensing arrangements, asset sales, government grants or other arrangements. However, the Company cannot provide any assurances that such additional funds will be available on reasonable terms, or at all. If the Company raises additional funds by issuing equity securities, substantial dilution to existing stockholders would result.

Effective March 23, 2020, the Company approved a plan to defer 50% of senior management’s compensation indefinitely. If the members of senior management accept the plan, the aggregate deferred compensation, together with a retention bonus of 10% of the amount being deferred will be payable to senior management when decided by the Board. This measure, in conjunction with management’s plan to negotiate extended payment terms with its vendors and service providers, is intended to slow cash burn. The Company’s Board plans on further assessing the financial condition of the Company to determine what additional measures, if any, will be implemented. If the Company is unable to secure adequate additional funding, the Company may be forced to reduce spending further, liquidate assets where possible, suspend or curtail planned programs or cease operations.

On March 11, 2020, the World Health Organization declared the outbreak of a respiratory disease caused by a new COVID-19 as a “pandemic”. Notably, the Company relies on third-party manufacturers to produce its product candidates. The manufacturing of the active pharmaceutical ingredient of NB1111 is conducted in the United States. Formulation of the eye drop for testing is also performed in the United States but can rely on regulatory-accepted excipients that can be sourced from countries outside the United States, such as China. In lieu of the recent pandemic of a COVID-19, there could possibly be an impact on sourcing materials that are part of the eye drop formulation, as well as impacting volunteer and/or patient recruitment in Australia for clinical studies. Therefore, the Company anticipates shifting its first-in-human studies of the lead drug candidate, NB1111, from the second half of 2020, to the 2021 timeframe. Additionally, COVID-19 has caused significant disruptions to the global financial markets which could impact the Company’s ability to raise additional capital.

After considering the plans to alleviate substantial doubt, management has concluded that there is substantial doubt about the Company's ability to continue as a going concern within one year after the date that the financial statements are issued.